Related party transactions - Balances with the major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Amounts due from related parties – current:
Amounts due from related parties	$ 5	¥ 30	¥ 64
Allowance for credit losses		(851,249)	(748,427)
Total current amounts due from related parties		851,279	748,491
Due from Related Parties, Noncurrent		7,369	10,000
Total current amounts due from related parties, net	5	30	64
Allowance for credit losses		(7,369)	(107,589)
Total noncurrent amounts due from related parties, net		7,369	10,000
Amounts due to related parties – current:
Amounts due to related parties	$ 41,597	271,419	10,191
Jimu Group
Amounts due from related parties – current:
Amounts due from related parties		851,249	748,427
Allowance for credit losses			748,427
Due from Related Parties, Noncurrent			117,589
Total current amounts due from related parties, net		851,249	748,427
Allowance for credit losses			107,589
Total noncurrent amounts due from related parties, net			117,589
Amounts due to related parties – current:
Amounts due to related parties		265,974	4,503
Other related parties
Amounts due from related parties – current:
Amounts due from related parties		30	64
Total current amounts due from related parties, net		30	64
Amounts due to related parties – current:
Amounts due to related parties		¥ 5,445	¥ 5,688